HCM Dividend Sector Plus Fund

Class A Shares HCMNX

Class A1 Shares HCMWX

Class I Shares HCMQX

Investor Class Shares HCMPX

HCM Tactical Growth Fund

Class A Shares HCMGX

Class I Shares HCMIX

Investor Class Shares HCMDX

HCM Income Plus Fund

Class A Shares HCMEX

Investor Class Shares HCMKX

Class I Shares HCMLX

(each a series of Northern Lights Fund Trust III)

Supplement dated June 30, 2020 to the Statement of Additional Information

Dated November 1, 2019

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The following replaces the fourth paragraph of the section entitled “Policies and Procedures for Disclosure of Portfolio Holdings” on page 35 of the Statement of Additional Information for the HCM Dividend Sector Plus Fund, HCM Tactical Growth Fund and HCM Income Plus Fund (collectively the “Funds”):

The Funds’ portfolio holdings as of the end of each calendar month are posted on the Funds’ website, http://www.howardcmfunds.com no later than thirty days after the end of each month. This posted information generally remains accessible until the Funds post the information for the next calendar month to the Funds’ website. The Funds may choose to post their portfolio holdings on a more frequent basis, especially during periods of high market volatility. These off-cycle disclosures will be replaced with the normal monthly release when available.

The Funds may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg earlier and more frequently on a confidential basis.

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You should read this Supplement in conjunction with the Funds’ Prospectus and Statement of Additional Information dated November 1, 2019. This document provides information that you should know about the Funds before investing and has been filed with the Securities and Exchange Commission. This document is available upon request and without charge by calling the Funds toll-free at 1-855-969-8464.

Please retain this Supplement for future reference.